UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/10 (Unaudited)

COMMON STOCKS (58.8%)(a)
	Shares	Value

Banking (5.1%)
Bank of America Corp.	716,153	$8,192,790
Bank of New York Mellon Corp. (The)	322,900	8,091,874
JPMorgan Chase & Co.	603,700	22,717,231
PNC Financial Services Group, Inc.	69,100	3,724,490
State Street Corp.	148,600	6,205,536
SunTrust Banks, Inc.	77,900	1,949,058
U.S. Bancorp	349,600	8,453,328
Wells Fargo & Co.	300,500	7,837,040
		67,171,347

Basic materials (1.9%)
Alcoa, Inc.	232,500	3,052,725
Dow Chemical Co. (The)	98,100	3,024,423
E.I. du Pont de Nemours & Co.	161,200	7,621,536
Nucor Corp.	120,100	4,590,222
PPG Industries, Inc.	67,300	5,161,910
Weyerhaeuser Co.	71,472	1,159,276
		24,610,092

Capital goods (3.7%)
Avery Dennison Corp.	46,000	1,672,100
Boeing Co. (The)	18,400	1,299,776
Deere & Co.	33,600	2,580,480
Eaton Corp.	36,800	3,268,944
Emerson Electric Co.	98,500	5,407,650
Ingersoll-Rand PLC	120,100	4,721,131
Lockheed Martin Corp.	45,400	3,236,566
Molex, Inc.	79,800	1,619,940
Northrop Grumman Corp.	107,900	6,820,359
Parker Hannifin Corp.	58,600	4,485,830
Raytheon Co.	105,200	4,847,616
United Technologies Corp.	109,400	8,179,838
		48,140,230

Communication services (4.2%)
AT&T, Inc.	846,582	24,127,587
Comcast Corp. Class A	324,800	6,684,384
DIRECTV Class A (NON)	68,100	2,959,626
Time Warner Cable, Inc.	58,600	3,391,182
Verizon Communications, Inc.	449,900	14,608,253
Vodafone Group PLC ADR (United Kingdom)	119,400	3,284,694
		55,055,726

Conglomerates (1.9%)
3M Co.	61,100	5,145,842
General Electric Co.	658,500	10,549,170
Honeywell International, Inc.	83,800	3,947,818
Tyco International, Ltd.	140,800	5,389,824
		25,032,654

Consumer cyclicals (5.0%)
DISH Network Corp. Class A	71,600	1,421,976
Ford Motor Co. (NON)	222,900	3,149,577
Home Depot, Inc. (The)	88,200	2,723,616
Limited Brands, Inc.	119,700	3,517,983
Marriott International, Inc. Class A	47,620	1,764,321
Omnicom Group, Inc.	164,800	7,244,608
Staples, Inc.	219,700	4,497,259
Target Corp.	136,800	7,105,392
Time Warner, Inc.	321,100	10,438,961
TJX Cos., Inc. (The)	144,900	6,649,461
Viacom, Inc. Class B	270,200	10,427,018
Wal-Mart Stores, Inc.	45,900	2,486,403
Walt Disney Co. (The)	118,700	4,286,257
		65,712,832

Consumer finance (0.2%)
American Express Co.	74,000	3,068,040
		3,068,040

Consumer staples (5.9%)
Avis Budget Group, Inc. (NON)	254,000	2,948,940
Avon Products, Inc.	50,100	1,525,545
Clorox Co.	74,500	4,957,975
Coca-Cola Co. (The)	83,600	5,126,352
Colgate-Palmolive Co.	25,300	1,951,136
CVS Caremark Corp.	273,600	8,240,832
General Mills, Inc.	24,200	908,468
Kellogg Co.	44,400	2,231,544
Kimberly-Clark Corp.	118,800	7,524,792
Kraft Foods, Inc. Class A	204,162	6,588,308

Lorillard, Inc.	40,100	3,422,134
Newell Rubbermaid, Inc.	273,500	4,827,275
PepsiCo, Inc.	54,600	3,565,380
Philip Morris International, Inc.	269,400	15,759,900
Procter & Gamble Co. (The)	116,000	7,374,120
		76,952,701

Energy (7.3%)
Anadarko Petroleum Corp.	20,800	1,280,656
Apache Corp.	47,900	4,838,858
Chevron Corp.	253,700	20,958,157
ConocoPhillips	73,700	4,377,780
Devon Energy Corp.	34,700	2,256,194
EOG Resources, Inc.	13,600	1,301,792
Exxon Mobil Corp.	335,200	22,280,744
Hess Corp.	79,000	4,979,370
Marathon Oil Corp.	236,900	8,426,533
Noble Corp. (Switzerland)	97,600	3,370,128
Occidental Petroleum Corp.	61,900	4,867,197
Petrohawk Energy Corp. (NON)	115,800	1,969,758
Schlumberger, Ltd.	55,795	3,899,513
Total SA ADR (France)	137,800	7,507,344
Valero Energy Corp.	174,400	3,130,480
		95,444,504

Financials (1.9%)
Citigroup, Inc. (NON)	1,084,900	4,524,033
Goldman Sachs Group, Inc. (The)	60,410	9,722,990
MetLife, Inc.	189,400	7,638,502
Progressive Corp. (The)	154,200	3,262,872
		25,148,397

Health care (8.5%)
Abbott Laboratories	111,400	5,717,048
Aetna, Inc.	278,100	8,304,066
Baxter International, Inc.	186,000	9,467,400
Bristol-Myers Squibb Co.	108,200	2,910,580
Covidien PLC (Ireland)	150,712	6,008,887
Genzyme Corp. (NON)	11,400	822,282
Johnson & Johnson	270,800	17,241,836
McKesson Corp.	27,800	1,834,244
Medtronic, Inc.	196,800	6,929,328
Merck & Co., Inc.	254,200	9,222,376
Novartis AG ADR (Switzerland)	42,300	2,451,285
Omnicare, Inc.	80,400	1,939,248
Pfizer, Inc.	1,416,258	24,642,889
Stryker Corp.	70,100	3,469,249
Thermo Fisher Scientific, Inc. (NON)	155,200	7,980,384
WellPoint, Inc. (NON)	49,800	2,706,132
		111,647,234

Insurance (2.5%)
ACE, Ltd.	40,800	2,424,336
Allstate Corp. (The)	154,500	4,710,705
Chubb Corp. (The)	141,500	8,209,830
Marsh & McLennan Cos., Inc.	239,800	5,990,204
RenaissanceRe Holdings, Ltd.	38,000	2,289,880
Travelers Cos., Inc. (The)	156,400	8,633,280
		32,258,235

Investment banking/Brokerage (0.8%)
Morgan Stanley	349,640	8,695,547
T. Rowe Price Group, Inc.	31,300	1,729,951
		10,425,498

Real estate (0.7%)
Equity Residential Trust (R)	77,948	3,790,611
ProLogis (R)	107,800	1,471,470
Simon Property Group, Inc. (R)	34,762	3,337,847
		8,599,928

Technology (5.2%)
Atmel Corp. (NON)	212,000	1,878,320
BMC Software, Inc. (NON)	65,400	2,973,084
Cisco Systems, Inc. (NON)	146,000	3,333,180
Electronic Arts, Inc. (NON)	78,100	1,237,885
EMC Corp. (NON)	220,200	4,626,402
Hewlett-Packard Co.	163,900	6,893,634
IBM Corp.	45,500	6,533,800
Intel Corp.	190,300	3,819,321
KLA-Tencor Corp.	186,100	6,647,492
Microsoft Corp.	133,000	3,543,120
Motorola, Inc. (NON)	305,000	2,485,750
Oracle Corp.	126,300	3,713,220
Qualcomm, Inc.	189,100	8,534,083
Texas Instruments, Inc.	172,700	5,106,739
Yahoo!, Inc. (NON)	437,200	7,218,172
		68,544,202

Transportation (0.3%)

FedEx Corp.	32,300	2,833,356
United Parcel Service, Inc. Class B	24,300	1,636,362
		4,469,718

Utilities and power (3.7%)
Ameren Corp.	187,800	5,442,444
American Electric Power Co., Inc.	162,300	6,076,512
CMS Energy Corp.	44,100	810,558
Dominion Resources, Inc.	31,800	1,382,028
Duke Energy Corp.	103,400	1,882,914
Edison International	202,000	7,453,800
Entergy Corp.	109,200	8,138,676
Exelon Corp.	29,900	1,220,518
NextEra Energy, Inc.	17,600	968,704
PG&E Corp.	203,650	9,738,543
PPL Corp.	152,300	4,096,870
Wisconsin Energy Corp.	13,900	827,606
		48,039,173

Total common stocks (cost $676,262,190)		$770,320,511

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.4%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (4.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, March 1, 2035	$13,337	$14,725
4s, TBA, November 1, 2040	35,000,000	36,028,125
Federal National Mortgage Association Pass-Through
Certificates
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	12,749,907	13,734,511
5s, with due dates from August 1, 2033 to
January 1, 2039	7,934,409	8,461,980
		58,239,341

Total U.S. government and agency mortgage obligations (cost $57,440,302)		$58,239,341

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)(a)
	Principal amount	Value

General Electric Capital Corp. 1 5/8s, FDIC guaranteed
notes, January 7, 2011	$6,750,000	$6,769,062
Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed
notes, July 15, 2011	6,750,000	6,813,410
JPMorgan Chase & Co. 2 5/8s, FDIC guaranteed notes,
December 1, 2010	6,750,000	6,763,824
Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011	2,500,000	2,538,500
Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	1,100,000	1,132,582
2 1/8s, FDIC guaranteed notes, June 15, 2012	1,400,000	1,438,920

Total U.S. government agency obligations (cost $25,266,790)		$25,456,298

U.S. TREASURY OBLIGATIONS (11.2%)(a)
	Principal amount	Value

U.S. Treasury Bonds 6s, February 15, 2026	$1,000	$1,319
U.S. Treasury Notes
4 1/4s, November 15, 2017	5,700,000	6,582,610
4 1/4s, August 15, 2015	45,600,000	52,352,717
4 1/4s, November 15, 2014	15,500,000	17,610,058
3 5/8s, December 31, 2012	35,600,000	38,133,720
2 3/8s, February 28, 2015	4,100,000	4,344,078
2 3/8s, August 31, 2014	10,110,000	10,715,415
0 3/4s, May 31, 2012	15,600,000	15,708,468
0 3/8s, August 31, 2012	1,500,000	1,501,025

Total U.S. treasury obligations (cost $144,793,509)		$146,949,410

CORPORATE BONDS AND NOTES (15.4%)(a)
	Principal amount	Value

Basic materials (0.8%)
ArcelorMittal sr. unsec. unsub. bonds 9.85s, 2019
(France)	$1,545,000	$1,991,734
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	1,190,000	1,528,361
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,450,000	1,638,500
International Paper Co. bonds 7.95s, 2018	221,000	270,222
International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,188,000	1,562,220
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	733,000	795,830
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	450,000	633,593
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	190,000	191,140
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	432,638
Sealed Air Corp. sr. notes 7 7/8s, 2017	585,000	642,451
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	35,000	44,713
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	51,000	62,985
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	16,000	19,923
Teck Resources Limited sr. unsec. unsub. notes 7s,

2012 (Canada)	30,000	31,942
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	826,133
		10,672,385

Capital goods (0.4%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	1,595,000	1,756,494
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	921,282
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	975,000	1,161,095
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	200,000	196,172
Raytheon Co. sr. unsec. notes 3 1/8s, 2020	85,000	83,295
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	240,000	271,732
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	215,000	252,587
United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	111,411
		4,754,068

Communication services (1.4%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	800,000	958,000
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	555,000	597,938
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	705,000	820,757
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,310,105
AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040	351,000	344,457
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,380,000	1,710,146
Cellco Partnership / Verizon Wireless Capital, LLC sr.
unsec. unsub. notes 5.55s, 2014	849,000	957,699
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	290,000	373,728
Comcast Cable Holdings, LLC company guaranty 7 7/8s,
2026	2,395,000	2,974,827
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	225,000	261,745
Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	335,629
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	710,000	723,320
France Telecom notes 8 1/2s, 2031 (France)	180,000	252,917
Rogers Communications, Inc. company guaranty sr.
unsec. notes 6 3/8s, 2014 (Canada)	122,000	140,880
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	1,125,000	1,210,059
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	845,000	990,807
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	640,000	766,486
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	150,000	177,069
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	355,000	406,884
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	110,000	151,229
Verizon New England, Inc. sr. notes 6 1/2s, 2011	742,000	777,528
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	962,317
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,121,867
		18,326,394

Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2016
(Netherlands)	680,000	811,871
		811,871

Consumer cyclicals (1.2%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	475,000	522,007
CBS Corp. company guaranty 5 5/8s, 2012	158,000	170,091
CBS Corp. company guaranty sr. unsec. notes 8 5/8s,
2012	32,000	35,185
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	730,000	861,520
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	430,000	432,725
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	279,000	306,900
Daimler Finance North America, LLC company guaranty
6 1/2s, 2013 (Germany)	565,000	650,829
Daimler Finance North America, LLC company guaranty
sr. unsec. unsub. notes 5 7/8s, 2011 (Germany)	312,000	317,957
Daimler Finance North America, LLC company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	630,000	655,855
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	370,000	394,852
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	820,000	934,004
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	800,000	880,000
Expedia, Inc. 144A company guaranty sr. unsec. notes
5.95s, 2020	555,000	564,648
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	300,000	331,562
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	290,000	327,118
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	846,000	871,380

Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	265,000	270,631
NBC Universal, Inc. 144A notes 6.4s, 2040	380,000	412,092
NBC Universal, Inc. 144A notes 5.15s, 2020	295,000	322,456
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,329,420
News America Holdings, Inc. debs. 7 3/4s, 2045	1,064,000	1,284,826
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	860,000	920,119
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	738,534
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	324,000	390,420
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	445,000	551,206
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	227,807
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	120,000	128,910
Time Warner, Inc. debs. 9.15s, 2023	340,000	462,564
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	520,000	639,982
		15,935,600

Consumer staples (1.4%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	375,000	517,288
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	595,000	816,920
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	165,000	232,422
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	1,730,000	2,237,160
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,240,655
CVS Pass-Through Trust jr. unsec. sub. bonds FRB
6.302s, 2037	2,293,000	2,126,758
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	755,438	883,009
CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	155,560	166,013
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)	820,000	1,083,913
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	850,000	866,161
General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	151,323
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	360,000	437,951
Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	904,296
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	2,009,000	2,299,785
Kroger Co. company guaranty 6 3/4s, 2012	275,000	297,050
Kroger Co. company guaranty 6.4s, 2017	500,000	592,873
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	638,083
McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	665,074
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	540,000	648,376
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	640,000	738,289
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	285,000	300,675
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	690,000	821,929
		18,666,003

Energy (0.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	340,000	368,880
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	400,000	444,365
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	170,000	163,337
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,888
Devon Energy Corp. sr. notes 6.3s, 2019	265,000	323,610
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	235,000	257,325
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	241,792
Forest Oil Corp. sr. notes 8s, 2011	610,000	640,500
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	240,945
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	220,000	259,293
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	674,375
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	325,000	397,104
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	817,075
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	745,643
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	480,000	498,229
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	262,014
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	280,000	319,830
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	180,000	237,710
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	455,000	505,635
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	325,000	350,328
		7,758,878

Financials (5.7%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	300,000	324,526
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,247,789
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.556s, 2017	545,000	500,376

American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.456s, 2011	385,000	371,167
AON Corp. jr. unsec. sub. notes 8.205s, 2027	620,000	652,866
Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015
(Netherlands)	12,100,000	12,136,986
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	322,874
Bank One Corp. unsec. unsub. notes 5.9s, 2011	1,000,000	1,049,977
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.859s, 2027	2,755,000	1,952,113
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	270,000	299,974
Barclays Bank PLC 144A sub. notes 10.179s, 2021	804,000	1,071,571
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	1,415,000	1,548,621
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	580,554
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	331,000	403,884
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012	891,750	876,925
Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	488,274
Capital One Capital III company guaranty 7.686s, 2036	320,000	324,800
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	450,000	488,250
Citigroup, Inc. sr. unsec. sub. FRN 0.562s, 2016	123,000	113,390
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	275,000	289,063
Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,434,809
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	31,000	31,716
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	15,000	15,866
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	1,220,000	1,298,548
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, 2049 (United Kingdom)	934,000	914,153
Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	475,000	527,161
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	635,000	682,606
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2049	285,000	255,075
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	361,000	397,265
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	19,000	20,665
Erac USA Finance Co. 144A company guaranty sr. notes
5 1/4s, 2020	270,000	287,955
Erac USA Finance Co. 144A company guaranty sr. unsec.
unsub. notes 2 3/4s, 2013	10,000	10,285
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.291s, 2028	1,057,000	742,294
GATX Financial Corp. notes 5.8s, 2016	560,000	615,090
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	355,000	351,006
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	260,000	290,552
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.604s, 2016	455,000	422,628
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.596s, 2012	1,720,000	1,703,698
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	1,589,000	1,824,835
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	968,904
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	783,261
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	15,000	16,643
HCP, Inc. sr. unsec. notes 6s, 2017	295,000	320,497
Highwood Realty LP sr. unsec. bonds 5.85s, 2017 (R)	1,005,000	1,056,790
HSBC Finance Capital Trust IX jr. unsec. sub. notes
FRN 5.911s, 2035	2,000,000	1,910,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	905,000	971,411
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,138,060
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	502,098
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.376s, 2047	2,443,000	1,860,696
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	523,000	519,953
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058	1,285,000	1,599,120
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,060,000	943,213
Lloyds TSB Bank PLC 144A company guaranty unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom) remove
sr.	800,000	834,585
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	495,000	654,748
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,708,329
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,300,000	1,404,000
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	578,200
Nationwide Financial Services sr. unsec. unsub. notes
5 5/8s, 2015	465,000	498,175
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	680,000	703,906
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	429,751
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	335,308
OneBeacon US Holdings, Inc. notes 5 7/8s, 2013	347,000	365,172
Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	398,463
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	2,020,000	2,065,450
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	727,240
Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	215,801
Prudential Holdings LLC sr. notes FRN Ser. AGM,
1.166s, 2017	210,000	173,162
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	355,000	387,232
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	566,000	635,501
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	1,110,000	1,137,292
State Street Capital Trust IV company guaranty jr.

unsec. sub. bond FRB 1.292s, 2037	1,790,000	1,309,859
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (R)	265,000	291,401
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	480,000	524,832
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	750,000	881,399
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	555,000	575,445
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,205,179
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027	1,035,000	1,052,854
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	165,896
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	1,140,000	1,254,097
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	895,000	1,042,252
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	900,000	1,060,236
Wells Fargo Bank NA unsec. sub. notes FRN 0.586s, 2016	710,000	654,704
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, 2049	435,000	486,113
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	1,010,000	1,011,778
ZFS Finance USA Trust V 144A jr. sub. bonds FRB
6 1/2s, 2037	159,000	152,640
ZFS Finance USA Trust III 144A jr. sub. bonds FRB
1.442s, 2065	700,000	665,000
		75,046,833

Government (0.8%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	4,000,000	4,321,000
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,801,396
		10,122,396

Health care (0.1%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	107,337
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	110,000	137,072
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	275,000	316,302
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	224,000	215,738
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	121,000	124,515
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	184,338
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	486,128
WellPoint, Inc. notes 7s, 2019	155,000	188,797
		1,760,227

Technology (0.1%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	610,000	663,565
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	814,102
		1,477,667

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	102,000
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	275,000	322,236
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	425,000	463,951
Burlington Northern Santa Fe Corp. sr. unsec. unsub.
notes 5 3/4s, 2040	145,000	153,582
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	121,818	129,736
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	359,006	376,956
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,380,632	1,380,632
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	761,048	839,056
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	652,735
		4,420,884

Utilities and power (2.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	543,735
Ameren Illinois Co. sr. notes 9 3/4s, 2018	725,000	972,575
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	510,169
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,230,000	1,414,709
Beaver Valley Funding Corp. sr. bonds 9s, 2017	639,000	708,683
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	1,116,781
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	2,255,563	2,506,612
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	45,000	45,910
Commonwealth Edison Co. 1st mtge. sec. bonds 6.15s,
2017	275,000	326,248
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	500,000	534,059
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	576,587
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	530,000	596,342
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	404,660
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,

6.3s, 2066	2,310,000	2,206,050
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	10,000	11,785
Edison International sr. unsec. unsub. notes 3 3/4s,
2017	370,000	381,704
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	490,000	580,003
Electricite de France 144A notes 6.95s, 2039 (France)	655,000	832,043
Electricite de France 144A sr. notes 5.6s, 2040
(France)	640,000	695,807
Electricite de France 144A sr. notes 4.6s, 2020
(France)	440,000	485,409
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	360,000	386,201
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	454,000	454,050
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	164,000	171,360
ITC Holdings Corp. 144A notes 5 7/8s, 2016	272,000	310,062
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	419,432
Kansas Gas & Electric bonds 5.647s, 2021	328,828	343,645
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	735,000	845,226
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	31,800
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	365,584
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	360,000	482,666
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	2,440,000	2,444,919
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	404,967
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	140,000	151,986
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	366,619
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	894,492	894,680
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	50,000	56,777
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	656,000	612,081
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	1,246,945
Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,041,618
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6.572s, 2017	110,000	127,739
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,019,000	1,328,696
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	200,000	208,966
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	665,000	739,906
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	497,900
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	960,000	1,165,720
Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	1,565,000	1,533,700
		32,083,116

Total corporate bonds and notes (cost $185,232,554)		$201,836,322

MORTGAGE-BACKED SECURITIES (1.9%)(a)
	Principal amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class J, 1.306s, 2022	$1,400,000	$896,000
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.251s, 2032	456,000	471,017
Countrywide Home Loans 144A IFB Ser. 05-R2, Class 2A3,
8s, 2035	647,188	588,941
Federal National Mortgage Association
Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042	2,227,853	31,921
Ser. 03-W6, Class 51, IO, 0.654s, 2042	7,051,579	138,706
Ser. 03-W2, Class 1, IO, 0.465s, 2042	13,163,994	101,426
Ser. 03-W3, Class 1, IO, 0.443s, 2042	17,558,025	185,622
Ser. 02-T4, IO, 0.443s, 2041	5,286,596	90,863
Ser. 02-T1, Class IO, IO, 0.423s, 2031	14,311,162	214,456
Ser. 03-W6, Class 3, IO, 0.368s, 2042	9,863,957	111,741
Ser. 03-W6, Class 23, IO, 0.35s, 2042	10,308,407	114,975
Ser. 01-79, Class BI, IO, 0.322s, 2045	2,311,630	25,802
Ser. 03-W4, Class 3A, IO, 0.048s, 2042	9,496,408	19,880
Ser. T-56, Class A, IO, 0.104s, 2043	6,310,278	119,726
Ser. T-56, Class 1, IO, zero %, 2043	9,817,735	13,361
Ser. T-56, Class 2, IO, zero %, 2043	8,958,803	639
Ser. T-56, Class 3, IO, zero %, 2043	7,275,723	1,324
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	921,690
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	455,609	364,487
Government National Mortgage Association FRB Ser.
07-73, Class KI, IO, zero %, 2037	2,304,422	9,741
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	1,137,371	1,143,058
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	181,289	176,059
Ser. 05-RP3, Class 1A3, 8s, 2035	585,288	544,318
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	488,416	454,227
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	692,691	637,275
Ser. 05-RP1, Class 1A3, 8s, 2035	93,512	94,114
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	778,584	724,083
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP9, Class A2S, 5.298s, 2047	519,000	531,824
Ser. 05-LDP5, Class A2, 5.198s, 2044	608,000	637,399
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	661,851
Ser. 99-C1, Class G, 6.41s, 2031	765,731	578,968

Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,066,768
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	515,589	484,653
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,261,250	1,185,575
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0 7/8s, 2027	3,511,256	2,847,999
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.756s, 2022	1,019,621	887,070
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 98-C3,
Class E, 6.855s, 2030	644,000	681,401
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.979s, 2037	2,421,587	230,051
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.457s, 2035	326,079	314,666
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	244,660	212,854
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	456,000	13,680
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.606s, 2034	419,320	335,456
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
Class A2, 5.275s, 2048	5,090,000	5,213,522
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.556s, 2018	771,000	462,600

Total mortgage-backed securities (cost $26,178,018)		$24,541,789

ASSET-BACKED SECURITIES (1.1%)(a)
	Principal amount	Value

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.255s, 2039	$3,328,712	$1,181,693
FRB Ser. 04-D, Class A, 0.84s, 2044	607,502	558,239
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 4.055s, 2039	158,078	74,992
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,644,177	197,301
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)	194,241	--
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.256s,
2037	308,000	52,360
GEBL 144A
Ser. 04-2, Class D, 3.006s, 2032	455,137	91,027
Ser. 04-2, Class C, 1.106s, 2032	170,538	18,759
Green Tree Financial Corp. Ser. 95-8, Class B1, 7.3s,
2026	362,579	352,619
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.911s, 2036	1,131,287	622,208
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.876s, 2035	558,000	384,268
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.506s, 2032	4,059,503	3,653,553
FRB Ser. 02-A, Class M2, 2.506s, 2032	278,000	259,930
Ser. 02-A IO, 0.3s, 2032	94,219,764	1,319,077
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class D, 5.389s, 2026	45,632	25,054
Ser. 04-2A, Class C, 4.741s, 2026	41,981	27,302
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	294,182	284,315
Ser. 10, Class B, 7.54s, 2036	541,464	534,438
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.936s, 2035	236,671	135,911
FRB Ser. 05-HE1, Class M3, 0.776s, 2034	349,000	298,947
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	2,833,740	2,734,559
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	378,891	365,630
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.086s, 2036	227,000	90,706
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.986s, 2035	499,148	378,123
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.906s, 2035	213,943	787
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	1,648,840	259,115
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	1,698,000	203,760
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.576s, 2037	359,000	133,606

Total asset-backed securities (cost $19,292,552)		$14,238,279

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Utilities Select Sector SPDR Fund	259,000	$8,225,840

Total investment companies (cost $6,587,846)		$8,225,840

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	31,564	$1,843,653
El Paso Corp. 4.99% cv. pfd.	2,218	2,631,103
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	145,819	3,586,243

Total convertible preferred stocks (cost $7,398,598)		$8,060,999

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$215,000	$224,475
IL State G.O. Bonds
4.421s, 1/1/15	420,000	438,648
4.071s, 1/1/14	1,250,000	1,290,388
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	350,000	364,347
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40	275,000	265,020
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30	400,000	413,224

Total municipal bonds and notes (cost $2,911,527)		$2,996,102

SHORT-TERM INVESTMENTS (5.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16% (e)	73,098,547	$73,098,547

Total short-term investments (cost $73,098,547)		$73,098,547

TOTAL INVESTMENTS

Total investments (cost $1,224,462,433) (b)		$1,333,963,438

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,309,397,093.

(b) The aggregate identified cost on a tax basis is $1,244,114,652, resulting in gross unrealized appreciation and depreciation of $139,434,311 and $49,585,525, respectively, or net unrealized appreciation of $89,848,786.

(NON) Non-income-producing security.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,378 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $124,699,204 and $119,154,910, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $36,082,813 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$24,610,092	$--	$--

	Capital goods	48,140,230	--	--

	Communication services	55,055,726	--	--

	Conglomerates	25,032,654	--	--

	Consumer cyclicals	65,712,832	--	--

	Consumer staples	76,952,701	--	--

	Energy	95,444,504	--	--

	Financials	146,671,445	--	--

	Health care	111,647,234	--	--

	Technology	68,544,202	--	--

	Transportation	4,469,718	--	--

	Utilities and power	48,039,173	--	--

Total common stocks		770,320,511	--	--

Asset-backed securities		--	14,238,279	--

Convertible preferred stocks		--	8,060,999	--

Corporate bonds and notes		--	201,836,322	--

Investment Companies		8,225,840	--	--

Mortgage-backed securities		--	24,541,789	--

Municipal bonds and notes		--	2,996,102	--

U.S. Government Agency Obligations		--	25,456,298	--

U.S. Government and Agency Mortgage Obligations		--	58,239,341	--

U.S. Treasury Obligations		--	146,949,410	--

Short-term investments		73,098,547	--	--

Totals by level		$851,644,898	$482,318,540	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010